BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 39 - BUSINESS COMBINATION

In August 2018, Eletrosul transferred its shareholding interests in Costa Oeste Transmissora de Energia S.A., 49%, and in Marumbi Transmissora de Energia S.A., 20%, to Companhia Paranaense de Energia - COPEL, receiving COPEL’s interest in Transmissora Sul Brasileira de Energia S.A. - TSBE, 20%, corresponding to 20% of the voting capital. Before the exchange of shares, Eletrosul held 80% of the share capital of TSBE, now, after the conclusion of the process, it took the entire interest, and, as a result, took control of the investee.

August 2018
TSBE
Fair value of interest before business combination (80%)	253,233
(+) Stock swap	56,375
(+) Advantageous purchase	6,932
Fair value at date of acquisition (100%)	316,540

Total investment value	316,540

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	19,315
Accounts receivable	7,025
Financial assets and concessions	575,135
Other accounts receivable	44,555
Loans and financing	(196,895)
Debentures	(114,335)
Others	(18,260)
Total identifiable net assets	316,540

If the business combination were effective on January 1, 2018, the increase in net operating revenue and net income for the year would not have material impacts, as TSBE’s net operating revenue in 2018 was R$ 46,076 and net income for the year ended on December 31, 2018 was R$ 2,440.

On December 28, 2017, three business combinations took place (Chuí Holding S/A, Santa Vitória do Palmar Holding S/A and Livramento Holding S/A), whose effects are detailed below. The final fair values of the transactions were calculated based on the assessment reports prepared by experts hired by the Company and approximate the book values. Following the transactions, the Company now holds 78% of the capital of Chuí Holding S/A, 78% of the capital of Santa Vitória do Palmar Holding S/A and 78% of Livramento Holding S/A.

	12/28/2017
	Chuí	Santa Vitória	Livramento
	Holding	do Palmar	Holding
Fair value of interest before business combination	192,315	167,045	24,355
(+) Advances for capital increase	207,124	192,443	6,126
(+) Stock swap	(93,305)	182,079	1,717
(+) Advantageous purchase	—	33,335	—
Fair value at date of acquisition (78%)	306,134	574,902	32,197

Minority interest (22%)	86,345	162,152	9,081
Total investment value	392,479	737,053	41,279

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	61,103	145,618	4,319
Accounts receivable	10,892	31,515	1,809
Taxes recoverable	—	1,780	2,974
Other accounts receivables	595	954	80
Linked funds	255	61,634	3,028
Intangible assets	17,062	51,970	—
Fixed assets	664,997	1,662,943	151,221
Loans and financing	17,380	(943,751)	(42,059)
Accounts payable to suppliers	(327,528)	(35,708)	(7,233)
Debentures	—	(114,928)	—
Tax liabilities	(1,946)	(8,043)	(2,923)
Other accounts payable	(2,868)	(116,931)	(69,937)
Others	(47,463)	—	—
Total identifiable net assets	392,479	737,053	41,279